RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2013
Related Party Transaction [Line Items]
Related party transactions
Net income (expenses) from (due to) other related parties (excluding Golar Partners):

(in thousands of $)	2013	2012	2011
Frontline Ltd. and subsidiaries ("Frontline") (i)	49	(325)	(972)
Seatankers Management Company Limited ("Seatankers") (i)	(45)	31	(64)
Ship Finance AS ("Ship Finance") (i)	207	4	190
Bluewater Gandria (ii)	—	—	125
Golar Wilhelmsen (iii)	(4,899)	(3,169)	(2,816)
World Shipholding (iv)	(976)	(2,961)	(2,302)

(Payables to) receivables from related parties (excluding Golar Partners):

(in thousands of $)	2013	2012
World Shipholding
- Loan (iv)	(50,000)	—
Frontline	(60)	(143)
Seatankers	91	(12)
Ship Finance	2	2
Seadrill Limited ("Seadrill")	(74)	—
	(50,041)	(153)

i. We transact business with the following parties, being companies in which World Shipholding and companies associated with World Shipholding have a significant interest: Frontline, Ship Finance, Seatankers and Seadrill. Net expense/income from Frontline, Seatankers and Ship Finance comprise fees for management support, corporate and insurance administrative services, net of income from supplier rebates and income from the provision of serviced offices and facilities.   Receivables and payables with related parties comprise primarily of unpaid management fees, advisory and administrative services.  In addition, certain receivables and payables arise when we pay an invoice on behalf of a related party and vice versa.  Receivables and payables are generally settled quarterly in arrears.

ii. Bluewater Gandria - In January 2012, we acquired the remaining 50% in our joint venture, Bluewater Gandria, which owns the vessel, the Gandria, for a total consideration of $19.5 million. As a result of this transaction, Bluewater Gandria is now our wholly-owned subsidiary. Refer to note 7 for further details of the acquisition. The charges to Bluewater for the year ended December 31, 2011 related to agency fees.

iii. As of December 31, 2013, we held a 60% ownership interest in Golar Wilhelmsen, which we account for using the equity method (see note 14).  Golar Wilhelmsen recharges management fees in relation to provision of technical and ship management services.

iv. World Shipholding revolving credit facility - In April 2011, we entered into an $80.0 million revolving credit facility with a company related to our major shareholder, World Shipholding. In January, February and May of 2012, the revolving credit facility was amended to $145.0 million, $250.0 million and $120.0 million, respectively, without any further changes to the original terms of the facility. In July 2012, the facility was repaid in full with the proceeds received from the sale of the companies that own and operate the NR Satu to Golar Partners. In May 2013, the margin on the facility was amended from 3.5% to 3.0%. As of December 31, 2013, we had $50.0 million of borrowings under this facility. The facility is unsecured and bears interest at LIBOR plus 3.0% together with a commitment fee of 0.75% on any undrawn portion of the credit facility.

For each of the years ended December 31, 2013, 2012 and 2011, included within net expenses due to World Shipholding, include loan interest and commitment fees of $1.0 million, $0.8 million, and $1.9 million respectively.

Golar LNG Partners
Related Party Transaction [Line Items]
Related party transactions
a) Transactions with Golar Partners and subsidiaries:

Net revenues: Prior to the deconsolidation of Golar Partners, the following revenues presented below were largely eliminated upon consolidation of Golar Partners for the periods through to December 13, 2012:

(in thousands of $)	2013	2012		2011
Transactions with Golar Partners and subsidiaries:
Management and administrative services fees income (i)	2,569	2,876	*	1,576
Ship management fees income (ii)	6,701	4,222	*	4,146
Interest income on vendor financing loan - Golar Freeze (iii)	—	11,921		3,085
Interest income on vendor financing loan - NR Satu (iv)	—	4,737	*	—
Interest income on high-yield bonds (v)	1,972	575	*	—
Interest income on Golar Energy loan (vi)	—	829		—
Total	11,242	25,160		8,807

*The net effect to our consolidated statement of operations for the year ended December 31, 2012 was an aggregate income of $1.5 million.

Receivables (payables): The balances with Golar Partners and subsidiaries as of December 31, 2013 and 2012 consisted of the following:

(in thousands of $)	2013	2012
Trading balances due to Golar and affiliates (vii)	5,989	2,031
Methane Princess Lease security deposit movements (viii)	(4,257)	—
High-yield bonds (v)	—	34,953
	1,732	36,984

(i) Management and administrative services agreement - On March 30, 2011, Golar Partners entered into a management and administrative services agreement with Golar Management, a wholly-owned subsidiary of ours, pursuant to which Golar Management will provide to Golar Partners certain management and administrative services. The services provided by Golar Management are charged at cost plus a management fee equal to 5% of Golar Management’s costs and expenses incurred in connection with providing these services. Golar Partners may terminate the agreement by providing 120 days written notice.

(ii) Ship management fees - Golar and certain of its affiliates charged ship management fees to Golar Partners for the provision of technical and commercial management of the vessels. Each of Golar Partners’ vessels is subject to management agreements pursuant to which certain commercial and technical management services are provided by certain affiliates of Golar, including Golar Management and Golar Wilhelmsen AS ("Golar Wilhelmsen"), a partnership that is jointly controlled by Golar and by Wilhelmsen Ship Management (Norway) AS.

(iii) Vendor financing loan - Golar Freeze - In October 2011, in connection with the sale of the Golar Freeze, we entered into a financing loan agreement with Golar Partners for an amount of $222.3 million. The facility was unsecured and bore interest at a fixed rate of 6.75% per annum payable quarterly. The loan was non-amortizing with a final balloon payment of $222.3 million due in October 2014. The loan was repaid in October 2012.

(iv) Vendor financing loan - NR Satu - In July 2012, in connection with the sale of the NR Satu, we entered into a financing loan agreement with Golar Partners for an amount of $175.0 million. Of this amount, $155.0 million was drawn down in July 2012. A further $20.0 million was available for drawdown until July 2015. The facility was unsecured and bore interest at a fixed rate of 6.75% per annum payable quarterly. The loan was non-amortizing with a final balloon payment for the amount drawn down due within three years from the date of draw down. The loan was repaid in December 2012.

(v) High-yield bonds - In October 2012, Golar Partners completed the issuance of NOK1,300.0 million in senior unsecured bonds that mature in October 2017. The aggregate principal amount of the bonds is equivalent to approximately $227.0 million. Of this amount, approximately $35.0 million, was issued to us. We sold our participation on the high yield bond in November 2013.

(vi) Golar Energy loan - In January 2012, Golar LNG (Singapore) Pte. Ltd. ("Golar Singapore"), the subsidiary which holds the investment in PTGI, drew down $25.0 million on its loan agreement entered into in December 2011 with Golar Energy. The loan was unsecured, repayable on demand and bore interest at the rate of 6.75% per annum payable on a quarterly basis. In connection with the acquisition of the subsidiaries that own and operate the NR Satu, all amounts payable to Golar Energy by the subsidiaries acquired by Golar Partners, including Golar Singapore, were extinguished.

(vii) Trading balances - Receivables and payables with Golar Partners and its subsidiaries are comprised primarily of unpaid management fees, advisory and administrative services.  In addition, certain receivables and payables arise when we pay an invoice on behalf of a related party and vice versa.  Receivables and payables are generally settled quarterly in arrears. Trading balances due from Golar Partners and its subsidiaries are unsecured, interest-free and intended to be settled in the ordinary course of business. They primarily relate to recharges for trading expenses paid on behalf of Golar Partners, including ship management and administrative service fees due to us.

(viii) Methane Princess Lease security deposit movements - This represents net advances from Golar Partners since its IPO, which correspond with the net release of funds from the security deposits held relating to the Methane Princess Lease. This is in connection with the Methane Princess tax lease indemnity provided to Golar Partners under the Omnibus Agreement (see below). Accordingly, these amounts will be settled as part of the eventual termination of the Methane Princess Lease.

Dividends Declared [Table Text Block]	b) Dividends to non-controlling interests:

(in thousands of $)	2013	2012	2011
Faraway Maritime Shipping Company	—	1,800	2,400
Golar Partners	—	30,282	10,132
	—	32,082	12,532